Share-Based Compensation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	103,319
Treasury Stock Reissued Shares For Director Grants	11,150	9,950	10,150
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost	$ 1,240,000	$ 950,000	$ 963,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	85,425	44,700
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(9,674)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(3,021)	(825)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)	(1,802)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	116,716	85,425	44,700
Allocated Share-based Compensation Expense	$ 5,223,000
Shares Paid for Tax Withholding for Share Based Compensation	3,293
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings	6,381
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for delivery upon the exercise of incentive stock options	600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease)	116,716
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	45,788	41,550	23,025
Allocated Share-based Compensation Expense	$ 2,701,000	$ 1,864,000	$ 865,000
2017 Employees Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	750,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	750,000
2017 Non Employee Directors LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	150,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	138,850
Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury Stock Reissued Shares For Director Grants	11,150	9,950	10,150
Allocated Share-based Compensation Expense	$ 2,701,000	$ 1,864,000	$ 865,000
Expense to be paid next twelve months [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	2,446,000
Expense to be paid Year Two [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	1,818,000
Expense to be paid Year Three [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	822,000
Expense to be paid Year Four [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 137,000